Cover	Apr. 25, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 25, 2023
Entity Registrant Name	UNRIVALED BRANDS, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	000-54258
Entity Tax Identification Number	26-3062661
Entity Address, Address Line One	3242 S. Halladay St.
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Santa Ana
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92705
City Area Code	888
Local Phone Number	909-5564
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	UNRV
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001451512